Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	20,000,000	20,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in Shares)	3,000,000,000	3,000,000,000
Common stock, shares issued (in Shares)	1,347,212	757,792
Common stock, shares outstanding (in Shares)	1,347,203	757,783
Treasury stock, shares (in Shares)	9	9
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	50,000	50,000
Preferred stock, shares issued (in Shares)	1,087	1,087
Preferred stock, shares outstanding (in Shares)	1,087	1,087
Series F Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	5,500,000	5,500,000
Preferred stock, shares issued (in Shares)	2,283	2,283
Preferred stock, shares outstanding (in Shares)	2,283	2,283
Series G Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	500,000	500,000
Preferred stock, shares issued (in Shares)	16,979	17,280
Preferred stock, shares outstanding (in Shares)	16,979	17,280
Series H Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	50,000	50,000
Preferred stock, shares issued (in Shares)	3,156	3,798
Preferred stock, shares outstanding (in Shares)	3,156	3,798
Series I Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in Shares)	100,000	100,000
Preferred stock, shares issued (in Shares)	37,812	37,812
Preferred stock, shares outstanding (in Shares)	37,812	37,812